Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2024
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory
Note 15

Provisions and contingent liabilities

(continued)
b) Litigation, regulatory and similar matters
The Group operates in

a legal and regulatory

environment that exposes it to

significant litigation and similar risks
arising from disputes

and regulatory proceedings. As

a result,

UBS (which for

purposes of this

Note may

refer to
UBS

Group

AG

and/or

one

or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal
proceedings, including litigation, arbitration,

and regulatory and criminal investigations.
Such matters are subject

to many uncertainties,

and the outcome and the

timing of resolution are

often difficult to
predict,

particularly in

the

earlier

stages

of

a

case.

There

are

also

situations

where

the Group

may

enter into

a
settlement

agreement.

This

may

occur

in

order

to

avoid

the

expense,

management

distraction

or

reputational
implications of

continuing to

contest liability,

even

for those

matters for

which

the Group

believes it

should be
exonerated. The uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters

with respect to

which provisions have

been established and

other contingent liabilities.

The Group
makes

provisions

for

such

matters

brought

against

it

when,

in

the

opinion

of

management

after

seeking legal
advice, it

is more

likely than

not that

the Group

has a

present legal

or constructive obligation

as a

result of

past
events, it

is probable

that an

outflow of

resources will

be required,

and the

amount can

be reliably

estimated. Where
these factors

are

otherwise satisfied,

a

provision may

be

established for

claims that

have

not

yet been

asserted
against the

Group, but

are nevertheless

expected to

be, based

on

the Group’s

experience with

similar asserted
claims.

If

any

of

those

conditions

is

not

met,

such

matters

result

in

contingent

liabilities.

If

the

amount

of

an
obligation cannot

be reliably

estimated, a

liability exists

that is

not recognized

even if

an outflow

of resources

is
probable. Accordingly, no

provision is

established even if

the potential

outflow of resources

with respect

to such
matters could be significant. Developments relating to a matter that occur after the relevant reporting period, but prior

to

the

issuance

of

financial

statements, which

affect

management’s assessment

of

the

provision

for

such
matter

(because,

for

example,

the

developments provide

evidence of

conditions that

existed

at

the

end

of

the
reporting

period),

are

adjusting

events

after

the

reporting period

under

IAS

10

and

must

be

recognized in

the
financial statements for the reporting period.
Specific litigation, regulatory and other matters are

described below, including all such matters that

management
considers to be material and others that management believes to be of significance to the Group due to potential financial,

reputational

and

other

effects.

The

amount

of

damages

claimed,

the

size

of

a

transaction

or

other
information is

provided where

available and

appropriate in order

to assist

users in

considering the

magnitude of
potential exposures.
In the case of certain matters below, we state that we have established a provision, and for the other matters, we make no such statement. When we

make this statement and we expect

disclosure of the amount of a provision

to
prejudice seriously our

position with other

parties in the

matter because it

would reveal what

UBS believes to

be
the

probable

and

reliably estimable

outflow, we

do

not

disclose

that amount.

In

some

cases we

are

subject to
confidentiality obligations

that preclude

such disclosure.

With respect

to the

matters for

which we

do not

state
whether we have

established a provision,

either: (a) we

have not established

a provision; or

(b) we have

established
a provision

but expect

disclosure of

that fact

to prejudice

seriously our

position with

other parties

in the

matter
because it would reveal the fact that

UBS believes an outflow of resources to be probable

and reliably estimable.
With respect to certain litigation, regulatory

and similar matters for which we

have established provisions, we are
able to

estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for
those matters for which we

are able to estimate expected

timing is immaterial relative to

our current and expected
levels of liquidity over the relevant time periods.

The

aggregate

amount

provisioned

for

litigation,

regulatory

and

similar

matters

as

a

class

is

disclosed

in

the
“Provisions” table in Note 15a above. UBS provides

below an estimate of the aggregate liability for

our litigation,
regulatory and

similar matters

as a

class of

contingent liabilities.

Estimates of

contingent liabilities

are inherently
imprecise and

uncertain as

these

estimates require UBS

to

make speculative

legal assessments

as

to claims

and
proceedings that involve

unique fact patterns

or novel legal

theories, that have

not yet been

initiated or are

at early
stages of

adjudication, or

as to

which

alleged damages

have

not been

quantified by

the claimants.

Taking into
account these uncertainties

and the other factors

described herein, UBS

estimates the future losses

that could arise
from litigation,

regulatory and

similar matters

disclosed below

for which

an estimate

is possible,

that are

not covered
by existing

provisions (including

provisions established

under IFRS

3 in

connection with

the acquisition

of Credit
Suisse), are in the range of USD 0 bn to USD 1.7
bn.

Litigation, regulatory

and similar

matters may

also result

in non-monetary

penalties and

consequences. A

guilty plea
to, or conviction of, a crime could have material consequences for UBS. Resolution of regulatory proceedings may require UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to limit, suspend or terminate

licenses and regulatory authorizations, and may

permit financial market
utilities to

limit, suspend

or terminate

UBS’s participation

in such

utilities. Failure

to obtain

such waivers,

or any
limitation, suspension

or termination

of licenses,

authorizations or

participations, could

have material

consequences
for UBS.
The amounts

shown in

the table below

reflect the

provisions recorded

under IFRS

Accounting Standards

accounting
principles.

In

connection

with

the

acquisition

of

Credit

Suisse,

UBS

Group

AG

additionally

has

reflected

in

its
purchase accounting under IFRS 3 a

valuation adjustment reflecting an estimate

of outflows relating to contingent
liabilities for all present

obligations included in the scope

of the acquisition at

fair value upon closing, even

if it is
not

probable

that

the

contingent

liability

will

result

in

an

outflow

of

resources,

significantly

decreasing

the
recognition threshold for

litigation liabilities beyond

those that generally

apply under IFRS

Accounting Standards.
The

IFRS

3

acquisition-related contingent

liabilities

of USD
2.6
bn

at

30

June

2024 reflect

updated

estimates of
outflows,

including

an

increase

of

USD
0.2
bn

in

IFRS

3

measurement

period

adjustments

following

additional
information about

circumstances existing

on the

acquisition date,

shifts to

provisions under

IAS 37

and releases
upon resolution of the relevant matter.

Provisions for litigation, regulatory and similar matters,

by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy Group Items UBS Group
Balance as of 31 December 2023 1,235 157 15 294 2,186 134 4,020
Balance as of 31 March 2024 1,201 152 2 288 2,142 134 3,920
Increase in provisions recognized in the income statement 28 0 0 6 0 3 37
Release of provisions recognized in the income statement (11) 0 0 (7) (22) 0 (41)
Reclassification of IFRS 3 contingent liabilities to IAS 37 provisions
2
0 0 0 0 1,171 0 1,171
Provisions used in conformity with designated purpose
2
(10) 0 0 (5) (1,425) (1) (1,442)
Foreign currency translation and other movements (8) (1) 0 (1) (4) 0 (15)
Balance as of 30 June 2024 1,199 152 2 280 1,862 135 3,630
1 Provisions, if any,

for the matters

described in items 2

and 10 of this

Note are recorded

in Global Wealth

Management. Provisions,

if any, for

the matters described

in items 5, 6,

7, 8, 9 and

11 of this Note

are
recorded in Non-core and Legacy. Provisions, if any, for the matters described in items 13 and 14 of

this Note are recorded in Group Items. Provisions, if any, for the matters described in item 1 of this

Note are allocated
between Global Wealth Management,

Personal & Corporate

Banking and Non-core and

Legacy. Provisions,

if any, for

the matters described in item

3 of this Note are

allocated between the Investment Bank,

Non-
core and Legacy and Group Items.

Provisions, if any,

for the matters described in item 4 of

this Note are allocated between Global

Wealth Management and Personal

& Corporate Banking. Provisions,

if any, for the
matters described in item 12 of this Note are allocated between the Investment

Bank and Non-core and Legacy.

2 During the second quarter of 2024, UBS agreed to fund an offer by the Credit Suisse supply chain
finance funds to

redeem all of

the outstanding units

of the respective

funds. As

a result, UBS

reclassified USD
944
m from IFRS

3 acquisition-related contingent

liabilities to IAS

37 provisions related

to litigation,
regulatory and similar matters, as the

probability of an outflow of resources increased,

bringing the total IAS 37 provision for

this matter to USD
1,421
m, with no impact on the income

statement. The provision has
been used to recognize the funding obligation, which was accounted for as a derivative liability with a fair value of USD
1,421 m as of 30 June 2024.
1. Inquiries regarding cross-border wealth management

businesses

Tax

and regulatory

authorities in

a number

of countries

have made

inquiries, served

requests for

information or
examined

employees

located

in

their

respective

jurisdictions

relating

to

the

cross-border

wealth

management
services provided by

UBS and

other financial

institutions. Credit Suisse

offices in various

locations, including

the UK,
the Netherlands, France and

Belgium, have been contacted

by regulatory and law enforcement

authorities seeking
records and information

concerning investigations

into Credit

Suisse’s historical

private banking

services on a

cross-
border basis and

in part through

its local branches

and banks.

The UK and

French aspects of

these issues have

been
closed. UBS is continuing to cooperate with

the authorities.
Since 2013, UBS

(France) S.A., UBS AG

and certain former employees

have been under investigation in

France in
relation to UBS’s cross-border business with French

clients. In connection with this investigation, the investigating judges ordered UBS AG to provide bail (“ caution ”) of EUR 1.1 bn.
In 2019,

the court of

first instance

returned a verdict

finding UBS AG

guilty of

unlawful solicitation of

clients on
French territory and aggravated

laundering of the proceeds

of tax fraud, and UBS

(France) S.A. guilty of aiding

and
abetting unlawful

solicitation and

of laundering

the proceeds

of tax

fraud. The

court imposed

fines aggregating
EUR 3.7 bn on UBS AG and UBS (France) S.A. and awarded EUR 800 m of civil damages to the French state. A trial in the

Paris Court

of Appeal

took place

in March

2021. In

December 2021,

the Court

of Appeal

found UBS

AG
guilty of unlawful solicitation and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of
EUR 3.75
m,

the

confiscation

of

EUR
1
bn,

and

awarded

civil

damages

to

the

French

state

of

EUR
800
m.

UBS
appealed the decision to the

French Supreme Court. The Supreme

Court rendered its judgment on

15 November
2023. It

upheld the

Court of

Appeal‘s decision regarding

unlawful solicitation and

aggravated laundering of

the
proceeds of tax fraud, but overturned the confiscation of EUR 1 bn, the penalty of EUR 3.75 m and the EUR 800 m of civil

damages awarded

to the

French state.

The case

has been

remanded to

the Court

of Appeal

for a

retrial
regarding these overturned elements.

The French state has reimbursed the

EUR
800 m of civil damages to UBS AG.
In

May

2014,

Credit

Suisse

entered

into

settlement

agreements

with

the

SEC,

Federal

Reserve

and

New

York
Department of

Financial

Services and

plead

guilty

to conspiring

to

aid

and

abet US

taxpayers

in

filing

false

tax
returns. Credit Suisse continued to report

to and cooperate with US authorities in

accordance with its obligations
under the

plea and

agreements, including

by conducting

a review

of cross-border

services provided

by Credit

Suisse.
In this connection,

Credit Suisse provided information to US authorities regarding potentially undeclared

US assets
held by clients at

Credit Suisse since the

May 2014 plea. UBS

continues to cooperate with the

authorities in their
ongoing reviews. In

March 2023, the US

Senate Finance Committee

issued a report

criticizing Credit Suisse

AG’s
history regarding

US tax

compliance. The

report called

on the

DOJ to

investigate Credit

Suisse AG’s

compliance
with the 2014 plea.
In February 2021, a

qui tam complaint was filed

in the Eastern District of

Virginia, alleging that Credit Suisse had
violated the

False Claims Act

by failing

to disclose

all US

accounts at

the time

of the

2014 plea,

which allegedly
allowed Credit Suisse to pay a criminal fine

in 2014 that was purportedly lower

than it should have been. The DOJ
moved to

dismiss the

case, and

the Court

summarily dismissed

the suit.

The case

is now

on appeal

with the

US
Federal Court of Appeals for the Fourth Circuit.
Our balance sheet at 30

June 2024 reflected a

provision in an amount that

UBS believes to be

appropriate under
the applicable accounting standard. As in the case of other matters for which we have established provisions, the
future

outflow of

resources in

respect of

such

matters cannot

be

determined with

certainty based

on

currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
provision that we have recognized.
2. Madoff
In relation to

the Bernard

L. Madoff Investment

Securities LLC

(BMIS) investment

fraud, UBS

AG, UBS (Luxembourg)
S.A. (now UBS

Europe SE, Luxembourg

branch) and certain

other UBS subsidiaries have

been subject to

inquiries
by a

number of

regulators, including

the Swiss

Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg
Commission

de

Surveillance

du

Secteur

Financier.

Those

inquiries

concerned

two

third-party

funds

established
under Luxembourg

law,

substantially all

assets of

which were

with BMIS,

as well

as certain

funds established

in
offshore

jurisdictions

with

either

direct

or

indirect

exposure

to

BMIS.

These

funds

faced

severe

losses,

and

the
Luxembourg funds are in liquidation. The documentation establishing both funds identifies UBS entities in various roles,

including custodian,

administrator,

manager,

distributor and

promoter,

and indicates

that UBS

employees
serve as board members.
In 2009 and 2010, the liquidators

of the two Luxembourg funds

filed claims against UBS entities,

non-UBS entities
and certain individuals, including

current and former UBS employees,

seeking amounts totaling approximately

EUR
2.1
bn, which

includes amounts

that the

funds may

be held

liable to

pay the

trustee for

the liquidation

of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims

against UBS entities (and non-UBS entities) for purported
losses relating to

the Madoff fraud.

The majority of

these cases have

been filed in

Luxembourg, where decisions
that the claims in eight test cases were inadmissible have been affirmed by the Luxembourg Court of Appeal, and the Luxembourg Supreme Court has dismissed

a further appeal in one of the test

cases.
In the

US, the

BMIS Trustee

filed claims

against UBS

entities, among

others, in

relation to

the two

Luxembourg
funds and one of

the offshore funds. The

total amount claimed against

all defendants in

these actions was

not less
than USD 2
bn. In

2014, the

US Supreme

Court rejected

the BMIS

Trustee’s motion for

leave to

appeal decisions
dismissing all

claims against

UBS defendants

except those

for the

recovery of

approximately USD
125
m of

payments
alleged to be

fraudulent conveyances

and preference

payments. Similar

claims have

been filed against

Credit Suisse
entities seeking to recover

redemption payments. In

2016, the bankruptcy

court dismissed these

claims against the
UBS entities and

most of

the Credit

Suisse entities.

In 2019, the

Court of Appeals

reversed the

dismissal of

the BMIS
Trustee’s remaining claims. The case has been

remanded to the Bankruptcy Court

for further proceedings.
3. Foreign exchange, LIBOR and benchmark rates,

and other trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013, numerous authorities commenced investigations concerning possible

manipulation of

foreign

exchange markets

and

precious

metals prices.

As

a

result

of these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission. UBS

was granted

conditional immunity

by the Antitrust

Division of

the DOJ

and by

authorities in

other
jurisdictions

in

connection

with

potential

competition

law

violations

relating

to

foreign

exchange

and

precious
metals businesses. In December 2021, the European Commission issued a decision imposing a fine of EUR
83.3 m
on

Credit

Suisse

entities based

on

findings of

anticompetitive practices

in

the foreign

exchange

market. Credit
Suisse has

appealed the

decision to

the European

General Court.

UBS received

leniency and

accordingly no

fine
was assessed.
Foreign exchange-related civil litigation:

Putative class actions have been filed since 2013 in US federal courts and
in

other

jurisdictions

against

UBS,

Credit

Suisse

and

other

banks

on

behalf

of

putative

classes

of

persons

who
engaged in foreign currency

transactions with any of the

defendant banks. UBS has resolved

US federal court class
actions relating to foreign currency transactions with the defendant banks and persons who transacted in foreign
exchange futures

contracts and

options on

such futures

under a settlement

agreement that

provides for UBS

to pay
an aggregate of USD 141
m. Certain class members have excluded themselves from that settlement and have filed
individual actions

in US and

English courts against

UBS, Credit Suisse

and other banks,

alleging violations

of US and
European competition

laws and

unjust enrichment.

UBS and

the other

banks have

resolved those

individual matters.
In

2015, a

putative

class action

was filed

in

federal court

against UBS

and numerous

other banks

on

behalf of
persons and

businesses in

the US

who directly

purchased foreign

currency from

the defendants

and alleged

co-
conspirators for

their own

end use.

In May 2024,

the Second

Circuit upheld

the district

court’s dismissal

of the

case.
Credit Suisse

and UBS,

together with

other financial

institutions, were

named in

a consolidated

putative class

action
in Israel, which made allegations

similar to the consolidated class action. In

April 2022, Credit Suisse entered into
an agreement to settle all claims. The settlement

remains subject to court approval.
LIBOR and other benchmark-related regulatory

matters:

Numerous government agencies conducted investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain

times.

UBS

and

Credit

Suisse

reached

settlements

or

otherwise

concluded

investigations

relating

to
benchmark interest

rates with

the investigating

authorities. UBS

was granted

conditional leniency

or conditional
immunity

from

authorities

in

certain

jurisdictions,

including

the

Antitrust

Division

of

the

DOJ

and

the

Swiss
Competition Commission (WEKO), in

connection with potential

antitrust or competition

law violations related

to
certain rates.

However, UBS

has not

reached a

final settlement

with WEKO,

as the

Secretariat of

WEKO has

asserted
that UBS does not qualify for full immunity.
LIBOR and

other benchmark-related

civil litigation:

A number

of putative

class actions

and other

actions are

pending
in the federal

courts in New

York against UBS

and numerous other banks

on behalf of

parties who transacted in
certain interest rate benchmark-based derivatives. Also

pending in the US

and in other jurisdictions are

a number
of other

actions asserting losses

related to

various products whose

interest rates were

linked to

LIBOR and other
benchmarks, including

adjustable rate

mortgages, preferred

and debt securities,

bonds pledged

as collateral, loans,
depository

accounts,

investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,
through various

means, of

certain benchmark

interest rates,

including USD LIBOR,

Yen LIBOR,

EURIBOR, CHF LIBOR,
GBP LIBOR and seek unspecified compensatory

and other damages under various

legal theories.
USD LIBOR class and individual actions in the

US:
Beginning in 2013, putative class actions

were filed in US federal
district

courts

(and

subsequently

consolidated

in

the

SDNY)

by

plaintiffs

who

engaged

in

over-the-counter
instruments,

exchange

traded

Eurodollar

futures

and

options,

bonds

or

loans

that

referenced

USD LIBOR.

The
complaints allege

violations of

antitrust law

and the

Commodities Exchange

Act, as

well breach

of contract

and
unjust enrichment. Following various rulings

by the district court

and the Second Circuit

dismissing certain of the
causes of action and allowing others to proceed, one class

action with respect to transactions in over the counter
instruments and several actions brought by

individual plaintiffs are proceeding in

the district court. UBS and Credit
Suisse

have

entered

into

settlement

agreements

in

respect

of

the

class

actions

relating

to

exchange

traded
instruments, bonds and loans.

The exchange traded instruments

settlement received preliminary

approval from the
court in

April 2024.

The bondholder

and lender

action settlements

received final

court approval

and have

been
dismissed as

to UBS

and Credit

Suisse. In

addition, an

individual action

was filed

in the

Northern District

of California
against UBS, Credit

Suisse and numerous

other banks alleging

that the defendants

conspired to fix

the interest rate
used as the basis for

loans to consumers by

jointly setting the USD ICE

LIBOR rate and monopolized

the market for
LIBOR-based consumer

loans and

credit cards. The

court dismissed the

initial complaint

and subsequently

dismissed
an amended complaint with

prejudice. In January 2024,

plaintiffs appealed the dismissal

to the Ninth Circuit

Court
of Appeals.
Other benchmark

class actions

in the

US:
The Yen

LIBOR/Euroyen TIBOR,

EURIBOR and

GBP LIBOR

actions

have
been

dismissed.

The

dismissal of

Yen

LIBOR/Euroyen TIBOR

could be

appealed and

plaintiffs have

appealed the
dismissal of the EURIBOR and GBP LIBOR actions.
In November 2022, defendants have moved to dismiss the

complaint in the CHF LIBOR action. In

2023, the court
approved a settlement by Credit Suisse of the

claims against it in this matter.
Government bonds:

In 2021,

the European

Commission issued

a decision

finding that

UBS and

six other

banks
breached European

Union antitrust

rules between

2007 and

2011 relating

to European

government bonds. The
European

Commission

fined

UBS

EUR.

UBS

has

appealed

the

amount

of

the

fine.
Also

in

2021,

the

European
Commission

issued

a

decision

finding

that

Credit

Suisse

and

four

other

banks

had

breached

European

Union
antitrust

rules

relating

to

supra-sovereign,

sovereign

and

agency

bonds

denominated

in

USD.

The

European
commission fined Credit Suisse EUR 11.9
m.

Credit Suisse has appealed the decision.
Putative class actions

have been filed

since 2015 in

US federal courts

against UBS, Credit

Suisse and other

banks
on behalf of persons who participated in

markets for US Treasury securities since 2007. A

consolidated complaint
was filed in

2017 SDNY alleging that

the banks colluded

with respect to,

and manipulated prices of,

US Treasury
securities sold at auction and in the secondary market and asserting claims under the antitrust laws and for unjust
enrichment. In February 2024,

the Second Circuit affirmed

the district court’s dismissal

of the case.

The matter is
now

fully

resolved.

Similar

class

actions

have

been

filed

concerning

European

government

bonds

and

other
government bonds.
Credit Suisse, together with other financial institutions, was named in two Canadian putative class actions, which allege that

defendants conspired to

fix the

prices of

supranational, sub-sovereign and

agency bonds sold

to and
purchased

from

investors

in

the

secondary market.

One

action

was

dismissed

against

Credit

Suisse

in

February
2020.

In

October

2022,

Credit

Suisse

entered

into

an

agreement

to

settle

all

claims

in

the

second

action.

The
settlement remains subject to court approval.
Credit default

swap auction

litigation –
In June

2021, Credit

Suisse, along

with other

banks and

entities, was

named
in a

putative class

action complaint

filed in

the US

District Court

for the

District of

New Mexico

alleging manipulation
of credit default swap (CDS) final auction prices. Defendants filed a motion to enforce a previous CDS class action settlement in the SDNY. In January 2024,

the SDNY ruled that, to the extent

claims in the New Mexico action arise
from conduct prior to 30 June 2014,

those claims are barred by the SDNY

settlement. The plaintiffs have appealed
the SDNY decision.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements

and orders

referred to
above, our balance sheet at 30 June 2024

reflected a provision in an amount that UBS

believes to be appropriate
under the

applicable accounting

standard. As

in the

case of

other matters

for which

we have

established provisions,
the future outflow of resources in respect of such matters

cannot be determined with certainty based on currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
provision that we have recognized.
4. Swiss retrocessions

The Federal Supreme Court of Switzerland ruled in 2012, in

a test case against UBS, that distribution fees paid

to
a firm for distributing third-party

and intra-group investment funds

and structured products must be disclosed

and
surrendered

to

clients

who

have

entered

into

a

discretionary

mandate agreement

with

the

firm,

absent a

valid
waiver. FINMA issued a

supervisory note

to all Swiss

banks in response

to the Supreme

Court decision.

UBS has

met
the FINMA requirements and has notified all potentially

affected clients.
The Supreme Court

decision has resulted,

and continues to

result, in a

number of client

requests to disclose

and
potentially surrender retrocessions. Client requests are assessed on a case-by-case basis. Considerations taken into
account when

assessing these

cases include,

among other

things, the

existence of

a discretionary

mandate and
whether or not the client documentation contained

a valid waiver with respect to distribution

fees.
Our

balance sheet

at 30

June

2024 reflected

a

provision with

respect to

matters described

in

this

item 4

in

an
amount that UBS believes to be appropriate under the applicable accounting standard. The ultimate exposure will depend on client

requests and the resolution

thereof, factors that are

difficult to predict

and assess. Hence, as

in
the case of

other matters for which

we have established provisions,

the future outflow

of resources in

respect of
such matters

cannot be

determined with certainty

based on

currently available information

and accordingly may
ultimately prove to be substantially greater (or

may be less) than the provision that we

have recognized.
5. Mortgage-related matters
Government and

regulatory

related matters
:
DOJ RMBS

settlement

– In January

2017, Credit Suisse

Securities (USA)
LLC

(CSS

LLC)

and

its

current

and

former

US

subsidiaries

and

US

affiliates

reached

a

settlement

with

the

US
Department of

Justice (DOJ)

related to

its legacy

Residential

Mortgage-Backed

Securities (RMBS)

business, a

business
conducted through

2007. The

settlement resolved

potential civil

claims by

the DOJ

related to certain

of those

Credit
Suisse entities’

packaging, marketing,

structuring, arrangement,

underwriting, issuance

and sale

of RMBS.

Pursuant
to the terms of the

settlement a civil monetary penalty was paid

to the DOJ in

January 2017. The settlement also
required

the

Credit

Suisse

entities

to

provide

certain

levels

of

consumer

relief

measures,

including

affordable
housing

payments

and

loan

forgiveness,

and

the

DOJ

and

Credit

Suisse

agreed

to

the

appointment

of

an
independent

monitor

to

oversee

the

completion

of

the

consumer

relief

requirements

of

the

settlement.

UBS
continues

to

evaluate

its

approach

toward

satisfying

the

remaining

consumer

relief

obligations.

The

aggregate
amount of the consumer relief obligation increased after 2021 by 5 % per annum of the outstanding amount due until these obligations are settled. The monitor

publishes reports periodically on these consumer relief matters.
Civil litigation:

Repurchase litigations

– Credit

Suisse affiliates

are defendants

in various

civil litigation

matters related
to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases currently include

repurchase

actions

by

RMBS

trusts

and/or

trustees,

in

which

plaintiffs

generally

allege

breached
representations and

warranties

in

respect of

mortgage loans

and

failure

to

repurchase such

mortgage loans

as
required

under

the

applicable

agreements. The

amounts disclosed

below

do

not

reflect

actual

realized

plaintiff
losses to

date. Unless

otherwise stated,

these amounts

reflect

the original

unpaid principal

balance amounts

as
alleged in these actions.
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in New

York state court in five actions: An action brought by Asset
Backed

Securities

Corporation

Home

Equity

Loan

Trust,

Series

2006-HE7

alleges

damages

of

not

less

than
USD 374
m.

In

December 2023,

the

court granted

in

part

DLJ’s

motion

to

dismiss, dismissing

with

prejudice all
notice-based

claims;

the

parties

have

appealed.

An

action

by

Home

Equity

Asset

Trust,

Series

2006-8,

alleges
damages of not

less than

USD
436
m. An

action by Home

Equity Asset Trust

2007-1 alleges damages

of not

less
than USD 420
m. A

non-jury trial

in this

action was

held between

January and

February 2023,

and a

decision is
pending. An action by Home Equity Asset Trust 2007-2 alleges damages of not less than USD 495 m. An action by
CSMC Asset-Backed Trust 2007-NC1 does not

allege a damages amount.
6. ATA litigation
Since November 2014, a

series of lawsuits have

been filed against a

number of banks, including

Credit Suisse, in
the US District Court

for the Eastern District of

New York

(EDNY) and the SDNY

alleging claims under the

United
States Anti-Terrorism

Act (ATA)

and the Justice

Against Sponsors of Terrorism

Act. The plaintiffs

in each of

these
lawsuits are, or are relatives of, victims of various terrorist attacks in Iraq and allege a conspiracy

and/or aiding and
abetting based on allegations that various

international financial institutions, including the defendants, agreed to alter,

falsify or omit

information from payment

messages that involved

Iranian parties for

the express

purpose of
concealing the

Iranian parties’ financial

activities and transactions

from detection

by US

authorities. The lawsuits
allege that

this conduct

has made

it possible

for Iran

to transfer

funds to

Hezbollah and

other terrorist

organizations
actively engaged

in harming

US military

personnel and

civilians. In

January 2023,

the United

States Court

of Appeals
for the Second Circuit affirmed a September 2019 ruling by the EDNY granting defendants’ motion to dismiss the first

filed

lawsuit.

In

October

2023,

the

United

States

Supreme

Court

denied

plaintiffs’

petition

for

a

writ

of
certiorari.

In February 2024, plaintiffs filed a

motion to vacate the judgment in the

first filed lawsuit. Of the other
seven cases, four

are stayed, including

one that was

dismissed as to

Credit Suisse and

most of the

bank defendants
prior to entry of the stay, and in three plaintiffs have filed amended complaints.
7. Customer account matters
Several

clients

have

claimed

that

a

former

relationship

manager

in

Switzerland

had

exceeded

his

investment
authority

in

the

management of

their

portfolios, resulting

in

excessive concentrations

of

certain

exposures

and
investment losses. Credit

Suisse AG has

investigated the claims,

as well as

transactions among the

clients. Credit
Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office upon which the

prosecutor initiated

a criminal investigation.

Several clients of

the former relationship

manager also
filed criminal complaints with the

Geneva Prosecutor’s Office. In

February 2018, the former relationship manager
was sentenced to five years

in prison by the Geneva criminal

court for fraud, forgery

and criminal mismanagement
and ordered

to pay

damages of approximately

USD
130
m. On

appeal, the Criminal

Court of Appeals

of Geneva
and, subsequently, the Swiss Federal Supreme Court upheld the main findings of the

Geneva criminal court.
Civil lawsuits have been initiated against

Credit Suisse AG and/or certain

affiliates in various jurisdictions, based

on
the findings established in the criminal proceedings

against the former relationship manager.
In Singapore,

in a

civil lawsuit

against Credit

Suisse Trust

Limited, the

Singapore International Commercial

Court
issued a judgment

finding for

the plaintiffs and,

in September 2023,

the court awarded

damages of USD
742.73 m,
excluding post-judgment

interest. This

figure does

not exclude

potential overlap

with the

Bermuda proceedings
against Credit Suisse Life (Bermuda)

Ltd., described below, and the

court ordered the parties to

ensure that there
shall be no double

recovery in relation to

this award and the

Bermuda proceedings.

On appeal from this

judgment,
in

July

2024,

the court

ordered some

changes to

the calculation

of

damages and

directed the

parties to

agree
adjustments to the

award. The court

has granted a

stay of execution

judgment pending appeal on

the condition
that damages awarded and post-judgment

interest accrued are paid into court

deposit.
In Bermuda, in the civil

lawsuit brought against Credit Suisse Life

(Bermuda) Ltd., the Supreme Court of Bermuda
issued a

judgment finding for

the plaintiff

and awarded

damages of

USD
607.35
m to

the plaintiff.

Credit Suisse
Life (Bermuda) Ltd.

appealed the decision

and in June

2023, the Bermuda

Court of Appeal

confirmed the award
issued by the

Supreme Court of Bermuda

and the finding that

Credit Suisse Life (Bermuda)

Ltd. had breached

its
contractual

and

fiduciary

duties,

but

overturning

the

finding

that

Credit

Suisse

Life

(Bermuda)

Ltd.

had

made
fraudulent misrepresentations. In

March 2024,

the Bermuda

Court of

Appeal granted

a motion

by Credit

Suisse
Life (Bermuda) Ltd for leave to appeal the judgment to the Judicial Committee of the Privy Council and the notice of such appeal was filed.

The Court of Appeal also ordered

that the current stay continue pending determination
of the

appeal on

the condition

that the

damages awarded

remain within

the escrow

account plus

interest calculated
at the Bermuda statutory rate of 3.5%. In December 2023, USD 75
m was released from the escrow

account and
paid to plaintiffs.

In Switzerland, civil

lawsuits have commenced

against Credit Suisse

AG in

the Court of

First Instance

of Geneva,
with statements of claim served in March 2023

and March 2024.
8. Mozambique matter
Credit

Suisse

was

subject to

investigations by

regulatory

and

enforcement

authorities, as

well as

civil

litigation,
regarding certain Credit

Suisse entities’

arrangement of

loan financing

to Mozambique

state enterprises,

Proindicus
S.A. and Empresa Moçambicana de Atum

S.A. (EMATUM), a

distribution to private investors of loan

participation
notes (LPN) related

to the EMATUM

financing in September

2013, and certain

Credit Suisse

entities’ subsequent
role in arranging the exchange

of those LPNs for

Eurobonds issued by the Republic

of Mozambique. In 2019,

three
former Credit Suisse employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions carried out with

two Mozambique state enterprises.
In

October 2021,

Credit

Suisse reached

settlements with

the DOJ,

the US

Securities and

Exchange Commission
(SEC), the

UK Financial

Conduct Authority

(FCA) and

FINMA to

resolve inquiries

by these

agencies, including

findings
that Credit

Suisse failed

to appropriately

organize and

conduct its

business with

due skill

and care,

and manage
risks. Credit

Suisse Group

AG entered

into a

three-year Deferred

Prosecution Agreement

(DPA) with

the DOJ

in
connection with the criminal information

charging Credit Suisse Group AG

with conspiracy to commit wire

fraud
and CSSEL entered into a Plea Agreement and pleaded guilty to one count of conspiracy to violate the US federal
wire

fraud statute

Under

the terms

of

the DPA,

UBS

Group

AG (as

successor to

Credit

Suisse

Group AG)

must
continue compliance

enhancement and

remediation efforts

agreed by

Credit Suisse,

report to

the DOJ

on those
efforts

for

three

years

and

undertake

additional

measures

as

outlined

in

the

DPA.

If

the

DPA’s

conditions

are
complied with,

the charges

will be dismissed

at the

end of the

DPA’s three-year

term. In addition,

the FINMA

decree
concluding its enforcement proceeding, ordered

the bank to remediate certain deficiencies.
Beginning in 2019, Credit Suisse

entities, former employees and several other

unrelated entities were sued in

the
English High Court

by the Republic

of Mozambique seeking

a declaration that

the sovereign guarantee

issued in
connection with the

ProIndicus loan syndication was

void, and damages.

Credit Suisse entities

subsequently filed
cross claims against several entities related to the project contractor and several Mozambique officials. In addition,
several of the banks that participated in the ProIndicus loan syndicate brought claims against

Credit Suisse entities
seeking compensation for any

losses suffered as a

result of any

invalidity of the

sovereign guarantee or damages
stemming from

the alleged

loss. In

addition, the

project contractor,

its owner

and one

of its

executives brought
defamation claims

against Credit

Suisse in

Lebanon. In

2023, Credit Suisse

entered into

settlement agreements

that
resolved all claims involving Credit Suisse

entities in the English High Court.
9. ETN-related litigation
XIV litigation:
Since March 2018, three class action complaints

were filed in the SDNY on behalf

of a putative class
of purchasers

of VelocityShares

Daily Inverse

VIX Short

Term

Exchange Traded

Notes linked

to the

S&P 500

VIX
Short-Term

Futures

Index

(XIV

ETNs).

The

complaints have

been

consolidated and

asserts

claims

against

Credit
Suisse for

violations of

various anti-fraud

and anti-manipulation

provision of

US securities

laws arising

from a

decline
in the value of XIV ETNs in February 2018. On appeal from an order of the SDNY dismissing all claims, the Second
Circuit issued an

order reinstated a

portion of the claims.

In decisions in

March 2023 and

March 2024, the court
denied class certification for two of

the three classes proposed by plaintiffs and certified the third proposed class.
10. Bulgarian former clients matter
Credit

Suisse AG

had

been responding

to an

investigation by

the Swiss

Office

of the

Attorney General

(SOAG)
concerning the

diligence and

controls

applied

to a

historical relationship

with Bulgarian

former clients

who are
alleged to

have laundered

funds through

Credit Suisse

AG accounts.

In December

2020, the

SOAG brought

charges
against Credit Suisse AG

and other parties. In June

2022, following a trial, Credit

Suisse AG was convicted in

the
Swiss

Federal

Criminal

Court

of

certain

historical

organizational

inadequacies

in

its

anti-money

laundering
framework and ordered to pay

a fine of CHF
2
m. In addition, the court seized

certain client assets in the

amount
of

approximately

CHF
12
m

and

ordered

Credit

Suisse

AG

to

pay

a

compensatory

claim

in

the

amount

of
approximately CHF 19
m. In

July 2022,

Credit Suisse

AG appealed

the decision

to the

Swiss Federal

Court of

Appeals.
11. Supply chain finance funds
Credit

Suisse

has

received

requests

for

documents and

information in

connection with

inquiries, investigations,
enforcement and other

actions relating to

the supply chain finance

funds (SCFFs) matter by

FINMA, the FCA and
other regulatory and governmental agencies. The Luxembourg

Commission de Surveillance du Secteur Financier is
reviewing the

matter and

has commissioned

a report

from a

third party.

Credit Suisse

is cooperating

with these
authorities.
In

February

2023,

FINMA

announced

the

conclusion

of

its

enforcement

proceedings

against

Credit

Suisse

in
connection with the

SCFFs matter. In

its order, FINMA reported

that Credit Suisse

had seriously breached

applicable
Swiss supervisory

laws in

this context

with regard

to risk

management and

appropriate operational

structures. While
FINMA

recognized

that

Credit

Suisse

had

already

taken

extensive

organizational

measures

to

strengthen

its
governance

and

control

processes,

FINMA

ordered

certain

additional

remedial

measures.

These

include

a
requirement that

Credit Suisse

documents the

responsibilities

of approximately
600

of its

highest-ranking managers.
This

measure

has

been

made

applicable

to

UBS

Group.

FINMA

has

also

separately

opened

four

enforcement
proceedings against former managers of Credit

Suisse.
In May 2023,

FINMA opened

an enforcement

proceeding against

Credit Suisse in

order to confirm

compliance with
supervisory requirements in response to inquiries

from FINMA’s enforcement division in the SCFFs

matter.
The Attorney

General of

the Canton

of Zurich

has initiated

a criminal

procedure in

connection with

the SCFFs

matter
and several fund investors have joined the procedure as interested parties. Certain former and active Credit Suisse employees,

among

others,

have

been

named

as

accused

persons,

but

Credit

Suisse

itself

is

not

a

party

to

the
procedure.
Certain civil actions have

been filed by fund investors

and other parties against

Credit Suisse and/or certain

officers
and directors in various

jurisdictions, which make allegations including mis-selling

and breaches of duties

of care,
diligence and

other fiduciary

duties. In June

2024, the

Credit Suisse

SCFFs made

a

voluntary offer

to the

SCFFs
investors to

redeem all

outstanding fund

units. The

offer expired

on

31 July 2024,

and

fund

units representing
around 92
% of

the SCFFs’

net asset

value were

tendered in

the offer

and accepted.

Fund units

accepted in

the
offer were redeemed at 90
% of the net asset value determined on 25

February 2021, net of any payments made
by the relevant

fund to the

fund investors

since that

time. Investors

whose units

were redeemed

released any

claims
they may have had against the SCFFs, Credit Suisse

or UBS. The offer was funded by UBS through the purchase

of
units of feeder sub-funds.
12. Archegos
Credit

Suisse

and

UBS

have

received

requests

for

documents

and

information

in

connection

with

inquiries,
investigations

and/or

actions

relating

to

their

relationships

with

Archegos

Capital

Management

(Archegos),
including from FINMA

(assisted by a

third party

appointed by FINMA),

the DOJ, the

SEC, the US

Federal Reserve,
the

US

Commodity

Futures

Trading

Commission

(CFTC),

the

US

Senate

Banking

Committee,

the

Prudential
Regulation Authority (PRA),

the FCA, COMCO, the

Hong Kong Competition

Commission and other regulatory

and
governmental agencies.

UBS

is

cooperating

with

the

authorities

in

these

matters.

In

July

2023,

CSI

and

CSSEL
entered into a settlement agreement

with the PRA providing for

the resolution of the PRA’s

investigation. Also in
July 2023, FINMA

issued a decree

ordering remedial measures

and the Federal

Reserve Board issued

an Order

to
Cease and Desist. Under the terms of the order,

Credit Suisse paid a civil money penalty and agreed to undertake certain remedial

measures relating

to counterparty

credit risk

management, liquidity

risk management

and non-
financial risk management, as well as enhancements to board oversight and governance. UBS Group, as the legal
successor to Credit Suisse Group AG,

is a party to the FINMA

decree and Federal Reserve Board

Cease and Desist
Order.

Civil

actions

relating

to

Credit

Suisse’s

relationship

with

Archegos

have

been

filed

against

Credit

Suisse
and/or certain officers and directors, including claims for

breaches of fiduciary duties.
13. Credit Suisse financial disclosures
Credit Suisse

Group AG

and certain

directors, officers

and executives

have been

named in

securities class action
complaints pending

in the SDNY. These complaints,

filed on behalf

of purchasers of

Credit Suisse shares, additional
tier 1 capital notes, and other securities

in 2023, allege that defendants made

misleading statements regarding: (i)
customer

outflows

in

late

2022;

(ii)

the

adequacy

of

Credit

Suisse’s

financial

reporting

controls;

and

(iii)

the
adequacy of

Credit

Suisse’s risk

management processes,

and include

allegations relating

to Credit

Suisse Group
AG’s merger with UBS Group AG. Many of the actions have been consolidated, and a motion to dismiss has been
filed and remains pending. One

additional action, filed

in October 2023, has been

stayed pending a determination
on whether it should be consolidated with the

earlier actions.
Credit Suisse has received requests for documents and information from regulatory and governmental agencies in connection with inquiries,

investigations and/or actions

relating to

these matters, as

well as

for other statements
regarding Credit Suisse’s financial condition,

including from the SEC, the DOJ

and FINMA. UBS is cooperating with
the authorities in these matters.
14. Merger-related litigation
Certain Credit

Suisse Group AG

affiliates and certain

directors, officers

and executives have

been named in

class
action complaints pending in

the SDNY.

One complaint, brought

on behalf of

Credit Suisse shareholders,

alleges
breaches of fiduciary duty

under Swiss law and

civil RICO claims

under United States

federal law. In February 2024,
the court granted

defendants’ motions to

dismiss the civil

RICO claims and

conditionally dismissed the Swiss

law
claims pending defendants’ acceptance of jurisdiction in Switzerland. In March 2024, having received consents to
Swiss jurisdiction from all defendants served

with the complaint, the court dismissed the Swiss

law claims against
those defendants.

Additional complaints,

brought

on behalf

of holders

of Credit

Suisse additional

tier 1

capital
notes (AT1

noteholders) allege

breaches of

fiduciary duty

under Swiss

law,

arising from

a series

of scandals

and
misconduct, which

led to Credit

Suisse Group AG’s

merger with

UBS Group AG,

causing losses

to shareholders

and
AT1 noteholders. The motion to dismiss the first of these complaints was granted in March 2024 on the basis that
Switzerland is the most appropriate forum for litigation.